Consolidated Statements of Changes in Member's Capital - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Members' capital, beginning balance	$ 1,677	$ 4,188
Net income (loss) less distributions to Series C preferred equity holders of $533 and $372	232	(2,301)
Contributions from Series B preferred equity holders	90	160
Earned distributions to Series B preferred equity holders	(168)	(153)
Distributions to common equity holders	(241)	(217)
Members' capital, ending balance	$ 1,590	$ 1,677